SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Total Outstanding (in shares)		1,100,000	1,290,000
Granted (in shares)		0	0
Exercised (in shares)	450,000	450,000	190,000
Forfeited (in shares)		0	0
Exercisable (in shares)		150,000	300,000
Outstanding - Unvested (in shares)		500,000	800,000
Total Oustanding (in shares)		650,000	1,100,000
Weighted Average Exercise Price
Total Outstanding (in dollars per share)		$ 6.04	$ 5.17
Granted (in dollars per share)		0	0
Exercised (in dollars per share)		3.97	3.35
Forfeited (in dollars per share)		0	0
Exercisable (in dollars per share)		4.84	3.80
Outstanding - Unvested (in dollars per share)		6.70	6.88
Total Outstanding (in dollars per share)		6.27	6.04
Weighted Average Grant date Fair Value
Outstanding (in dollars per share)		1.76	1.63
Granted (in dollars per share)		0	0
Exercised (in dollars per share)		1.77	2.47
Forfeited (in dollars per share)		0	0
Exercisable (in dollars per share)		1.39	2.06
Outstanding - Unvested (in dollars per share)		1.25	1.65
Outstanding (in dollars per share)		$ 1.28	$ 1.76
Management
Number of Options
Total Outstanding (in shares)		1,100,000	1,200,000
Granted (in shares)		0	0
Exercised (in shares)		450,000	100,000
Forfeited (in shares)		0	0
Exercisable (in shares)		150,000	300,000
Outstanding - Unvested (in shares)		500,000	800,000
Total Oustanding (in shares)		650,000	1,100,000